Bonds and money market funds - Additional information (Detail)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Disclosure of detailed information about Financial Assets [Line Items]
Average maturity period	1 year 9 months 10 days	2 years 3 months 3 days
Bottom of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	0.65%	0.50%
Top of range
Disclosure of detailed information about Financial Assets [Line Items]
Stated interest rate	3.90%	3.90%